Bennett New Economic Era Global Conservative Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES Bennett New Economic Era Global Conservative Fund (Formerly Bennett Conservative Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Bennett New Economic Era Global Conservative Fund (the “Fund”) seeks capital preservation and, secondarily, long-term capital appreciation.  The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett New Economic Era Global Conservative Series (the “Conservative Series”) of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund’s portion of the expenses of the Conservative Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Funds.   More information about these and other discounts is available from your financial advisor and in the section entitled “Shareholder Information” on page 13 .

Shareholder Fees Caption [Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees Bennett New Economic Era Global Conservative Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none

Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses Bennett New Economic Era Global Conservative Fund		Class A	Class I
Management fees		0.25%	0.25%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		429.02%	429.02%
Administration fees		0.25%	0.25%
All other expenses	[1]	428.77%	428.77%
Acquired fund (master fund) fees and expenses	[2]	0.56%	0.56%
Total annual fund operating expenses		430.08%	429.83%
Fee waivers and expense reimbursements	[3]	(428.59%)	(428.59%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.49%	1.24%
[1]	Because the Fund commenced operations on June 1, 2011 and due to related preliminary transaction costs, these ratios are not necessarily indicative of future ratios .
[2]	The "Acquired fund (master fund) fees and expenses" reflect the expenses incurred by the Conservative Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the "Underlying Funds") in which the Conservative Series invests. Because the Fund invests substantially all of its assets in the Conservative Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Conservative Series, including the Underlying Funds' expenses.
[3]	The Fund's investment adviser, Bennett Group Financial Services, LLC (the "Adviser"), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until August 28, 2022. On August 28 of each year, the waiver agreement will renew automatically for an additional year, so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.   The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the ten -year period . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example Bennett New Economic Era Global Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,019	1,341	2,252
Class I	126	393	681	1,500

Expense Example Closing [Text Block]	The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund’s portion of the expenses of the Conservative Series.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the  period June 1, 2011 to April 30, 2012, the portfolio turnover rate of the Conservative Series was 261% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests substantially all of its assets in the Conservative Series.  The Conservative Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”).    These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements).    These investments may be made in both domestic and foreign markets, including emerging markets.   The Conservative Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.   By strategically allocating the Conservative Series’ assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series’ overall risk and volatility may be reduced.

The Adviser manages the Conservative Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser’s determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Conservative Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Conservative Series’ assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Conservative Series’ assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Conservative Series will invest.  Among other things, the Adviser will consider an Underlying Fund’s style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Conservative Series will invest, the Adviser will also assess the overall risk profile of the Conservative Series’ portfolio of Underlying Funds.  The Adviser will seek to achieve the Conservative Series’ investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt, is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Conservative Series’ overall risk profile is designed to provide returns in excess of cash, while aiming to preserve capital in all phases of the economic cycle .

In seeking to achieve the Conservative Series’ investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Conservative Series’ investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Conservative Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).  Like the Fund and the Conservative Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Conservative Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Conservative Series.  The Subsidiary is wholly owned and controlled by the Conservative Series.  The Conservative Series’ Board has oversight responsibility for the investment activities of the Conservative Series, including investments in the Subsidiary, and the Conservative Series’ role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Conservative Series.

The Fund and the Conservative Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Conservative Series' portfolio.  The Fund, through its investments in the Conservative Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk	The risk that the Series’ performance is affected by the Underlying Funds’ performance. There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series’ objectives will be achieved. In addition, the Fund’s shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.
Asset allocation risk	The risk that the Series’ and the Underlying Funds’ allocation strategies may not produce the desired results.

Exchange-Traded Fund risk	The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.
Market risk	The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.
Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Series.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Natural resources/commodities risk	Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.
Real estate industry risk	This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Industry concentration risk	Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.
Risks of investment in the Subsidiary	By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary’s commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	Because the Fund commenced operations on June 1, 2011 , the Fund does not have a full calendar year of operations as of the date of this Prospectus .